SPIRIT OF AMERICA INVESTMENT FUND, INC.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

Class A Shares – TICKER: SOAAX

SPIRIT OF AMERICA LARGE CAP VALUE FUND

Class A Shares – TICKER: SOAVX

SPIRIT OF AMERICA HIGH YIELD TAX FREE BOND FUND

Class A Shares – TICKER: SOAMX

SPIRIT OF AMERICA INCOME FUND

Class A Shares – TICKER: SOAIX

SUPPLEMENT DATED APRIL 30, 2013 TO THE SPIRIT OF AMERICA INVESTMENT FUND, INC. PROSPECTUS DATED APRIL 30, 2013

(CLASS A SHARES)

EFFECTIVE AS OF APRIL 30, 2013, PLEASE REPLACE THE TRANSFER AGENT REFERENCE IN THE SECTION ENTITLED, “ADDITIONAL INFORMATION ABOUT HOW TO PURCHASE SHARES” AS FOLLOWS:

Purchases by Mail:    Shares may be purchased initially by completing the account application accompanying this Prospectus and mailing it to BNY Mellon Investment Servicing, (the “Transfer Agent”), together with a check payable to “Spirit of America Real Estate Income and Growth Fund – Class A Shares,” “Spirit of America Large Cap Value Fund—Class A Shares,” “Spirit of America High Yield Tax Free Bond Fund—Class A Shares,” Or “Spirit of America Income Fund—Class A Shares.” The check or money order and account application may be mailed via regular mail to Spirit of America Investment Fund, Inc., c/o BNY Mellon Investment Servicing, P.O. Box 9800, Providence, RI 02940-8000. If you are sending applications, checks or other communications to the Transfer Agent via express delivery, registered or certified mail, send to Spirit of America Investment Fund, Inc., c/o BNY Mellon Investment Servicing, 4400 Computer Drive, Westborough, MA 01581-1722. Please send a minimum of $500 (including IRA and SEP accounts).

Purchases by Wire:    To make an initial investment by federal funds wire, you must first call the Transfer Agent at (800) 452-4892 to set up an account and receive an account number. Your name, account number, taxpayer identification number or social security number and address must be specified in the wire. Your bank may impose a fee for investments by wire. In addition, an account application should be promptly forwarded to: Spirit of America Investment Fund, Inc., c/o BNY Mellon Investment Servicing, P.O. Box 9800, Providence, RI 02940-8000.

EFFECTIVE AS OF APRIL 30, 2013, PLEASE REPLACE THE TRANSFER AGENT REFERENCE IN THE SECTION ENTITLED, “ADDITIONAL INFORMATION ABOUT HOW TO REDEEM SHARES” AS FOLLOWS:

Redemption by Mail:    You may redeem shares by submitting a written request for redemption via regular mail to Spirit of America Investment Fund, Inc., c/o BNY Mellon Investment Servicing, P.O. Box 9800, Providence, RI 02940-8000. If you are sending your request via overnight mail services, send to Spirit of America Investment Fund, Inc., c/o BNY Mellon Investment Servicing, 4400 Computer Drive, Westborough, MA 01581-1722. A written redemption request must: (i) identify your account name and account number; (ii) include the name of the Fund and class of shares, if applicable; (iii) state the number of shares or dollar amount to be redeemed; and (iv) be signed by each registered owner exactly as the shares are registered. To prevent fraudulent redemptions, a signature guarantee for the signature of each person in whose name an account is registered is required for all written redemption requests exceeding $50,000, or where proceeds are to be mailed to an address or bank account other than that shown on the Transfer Agent’s records. When the Funds require a signature guarantee you must provide a medallion signature guarantee. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Notary public endorsements will not be accepted. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians and retirement plans.

EFFECTIVE AS OF APRIL 30, 2013, PLEASE REPLACE THE FOLLOWING ADDRESSES IN THE PROSPECTUS AS FOLLOWS:

Shareholder Services

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9800

Providence, RI 02940-8000

(800) 452-4892

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

SUPPLEMENT DATED APRIL 30, 2013 TO THE SPIRIT OF AMERICA INVESTMENT FUND, INC. STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2013 (CLASS A SHARES)

EFFECTIVE AS OF APRIL 30, 2013, PLEASE REPLACE THE CUSTODIAN REFERENCE IN THE SECTION ENTITLED, “CUSTODIAN” AS FOLLOWS:

Custodian

The Bank of New York Mellon (“BNY”), One Wall Street, New York, NY 10286, is custodian of the Funds’ assets pursuant to a custodian agreement. Under the custodian agreement, BNY (i) maintains a separate account or accounts in the name of the Funds, (ii) holds and transfers portfolio securities on account of the Funds, (iii) accepts receipts and makes disbursements of money on behalf of the Funds, (iv) collects and receives all income and other payments and distributions on account of the Funds’ securities and (v) makes periodic reports to the Directors concerning the Funds’ operations.

EFFECTIVE AS OF APRIL 30, 2013, PLEASE REPLACE THE SHAREHOLDER INQUIRIES REFERENCE IN THE SECTION ENTITLED, “SHAREHOLDER REPORTS AND INQUIRIES” AS FOLLOWS:

Shareholder Reports and Inquiries

The Funds issue unaudited financial information semi-annually and audited financial statements annually. The Funds’ most recent annual and semi-annual reports are available without charge by calling collect at (516) 390-5565. Shareholder inquiries should be addressed to the Funds c/o BNY Mellon Investment Servicing, (“BNY Mellon”), P.O. Box 9800, Providence, RI 02940-8000. Purchase and redemption transactions should be made through BNY Mellon by calling (800) 452-4892.

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